Schedule of Investments (unaudited)	BlackRock Ultra Short-Term Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust, 4.95%, 10/15/27	$14,709	$14,924,588
BMW Vehicle Owner Trust, 2.52%, 12/26/24 (Call 11/25/25)	10,611	10,498,330
CarMax Auto Owner Trust
2.81%, 05/15/25 (Call 08/15/25)	2,592	2,567,975
5.23%, 01/15/26	20,200	20,190,542
Carmax Auto Owner Trust 2022-4, 5.34%, 12/15/25
(Call 10/15/26)	12,861	12,895,833
Chase Issuance Trust, 3.97%, 09/15/27	14,100	13,955,558
Ford Credit Auto Lease Trust
0.24%, 04/15/24 (Call 01/15/24)	965	963,533
2.78%, 10/15/24 (Call 10/15/24)	3,278	3,250,640
5.19%, 06/15/25	3,875	3,872,563
Ford Credit Auto Owner Trust
0.73%, 09/15/24 (Call 09/15/25)	4,569	4,521,632
3.44%, 02/15/25 (Call 12/15/25)	8,760	8,692,227
Honda Auto Receivables Owner Trust, 1.44%, 10/15/24
(Call 08/15/25)	10,588	10,420,121
Hyundai Auto Lease Securitization Trust
0.24%, 01/16/24 (Call 03/15/24)(a)	3,891	3,874,191
0.81%, 04/15/24 (Call 06/15/24)(a)	5,611	5,545,220
2.75%, 10/15/24 (Call 10/15/24)(a)	15,678	15,487,743
4.34%, 01/15/25 (Call 02/15/25)(a)	2,378	2,364,289
5.20%, 04/15/25	11,100	11,099,226
Nissan Auto Receivables Owner Trust, 4.50%, 08/15/25
(Call 09/15/26)	9,440	9,398,316
Toyota Auto Receivables Owner Trust, 2.35%, 01/15/25
(Call 04/15/26)	7,123	7,044,806

Total Asset-Backed Securities — 2.4%
(Cost: $162,318,225)		161,567,333

Certificates of Deposit

Banco Santander SA, 5.10%, 05/03/23, (1 day SOFR + 0.800%)(b)	10,000	10,013,677
Bank of Montreal, 5.40%, 10/13/23	25,000	25,040,153
Bank of Montreal/Chicago IL, 5.00%, 07/13/23, (1 day SOFR + 0.700%)(b)	7,000	7,013,480
Bank of Nova Scotia (The), 4.05%, 07/14/23	20,000	19,902,178
Barclays Bank PLC/NY
1.65%, 03/03/23	15,000	14,961,872
2.98%, 06/01/23	8,750	8,694,547
4.00%, 07/13/23	15,000	14,920,932
4.61%, 02/03/23, (1 day SOFR + 0.300%)(b)	30,000	30,000,511
4.95%, 06/08/23, (1 day SOFR + 0.650%)(b)	15,000	15,016,847
Bayerische Landesbank/New York, 0.90%, 06/27/23	15,000	14,759,590
Canadian Imperial Bank of Commerce
4.58%, 03/03/23, (1 day SOFR + 0.280%)(b)	30,000	30,003,796
4.65%, 09/14/23	17,000	16,949,101
CDP Financial Inc.
4.91%, 06/27/23	7,900	7,744,676
4.99%, 07/20/23	14,077	13,753,002
Citibank NA
3.77%, 05/01/23	15,000	14,960,721
3.85%, 07/28/23	10,000	9,939,294
4.93%, 09/21/23(b)	10,000	10,017,273
Kookmin Bank/New York
4.62%, 02/09/23, (1 day SOFR + 0.320%)(b)	10,000	10,000,518
4.62%, 02/21/23, (1 day SOFR + 0.320%)(b)	20,000	20,001,389
	Par
Security	(000)	Value

Landesbank Baden-Wuerttemberg, 4.79%, 02/03/23, (1 day SOFR + 0.490%)(b)	$17,500	$17,500,618
Lloyds Bank Corporate Markets PLC
4.82%, 05/15/23	8,000	7,890,176
5.24%, 10/12/23	15,000	15,000,148
Lloyds Bank Corporate Markets PLC/New York NY
2.81%, 05/11/23	15,000	14,912,423
4.59%, 02/03/23, (1 day SOFR + 0.280%)(b)	25,000	25,000,320
Mizuho Bank Ltd.
5.11%, 04/26/23, (1 day SOFR + 0.800%)(b)	25,000	25,039,345
5.11%, 04/27/23, (1 day SOFR + 0.800%)(b)	12,500	12,519,873
Mizuho Bank Ltd./New York NY, 4.87%, 02/01/23, (1 day SOFR + 0.570%)(b)	30,000	30,000,427
Natixis SA/New York NY, 4.58%, 02/07/23, (1 day SOFR + 0.280%)(b)	10,000	10,000,382
Royal Bank of Canada, 4.05%, 08/22/23	25,000	24,842,290
Standard Chartered Bank/New York
4.60%, 03/13/23, (1 day SOFR + 0.300%)(b)	30,000	30,008,444
4.65%, 05/01/23, (1 day SOFR + 0.350%)(b)	25,000	25,009,525
4.72%, 07/28/23, (1 day SOFR + 0.420%)(b)	15,000	15,014,223
Sumitomo Mitsui Banking Corp.
2.70%, 04/25/23	50,000	49,758,236
5.00%, 09/28/23(b)	15,000	15,037,327
Swedbank AB, 4.96%, 04/25/23, (1 day SOFR + 0.650%)(b)	35,000	35,037,378
Toronto-Dominion Bank
2.69%, 04/28/23	10,000	9,951,264
3.70%, 05/01/23	10,000	9,974,613
4.35%, 09/13/23	17,000	16,915,390
4.43%, 05/01/23	15,000	15,022,236
5.20%, 10/11/23	25,000	24,994,351
Versailles Commercial Paper LLC
4.83%, 06/05/23	14,805	14,560,666
4.99%, 07/05/23	25,000	24,474,399
Westpac Banking Corp., 4.22%, 09/06/23	17,000	16,910,985

Total Certificates of Deposit — 11.5%
(Cost: $780,201,326)		779,068,596

Commercial Paper

ABN AMRO Funding USA LLC, 5.20%, 10/13/23	6,847	6,603,775
Alinghi Funding Co. LLC, 4.75%, 04/18/23(a)	33,500	33,163,232
Amcor Finance USA Inc.
4.94%, 02/16/23	43,810	43,714,105
4.99%, 03/03/23	27,000	26,884,378
Amcor Flexibles North America Inc., 4.61%, 02/03/23	14,099	14,093,582
American Electric Power Co. Inc.
4.71%, 02/07/23	25,980	25,956,207
4.73%, 02/13/23	27,500	27,453,068
4.74%, 02/14/23	39,250	39,177,832
4.83%, 03/13/23	15,000	14,917,880
American Honda Finance Corp.
4.77%, 02/16/23	18,000	17,961,904
4.79%, 03/06/23	20,000	19,909,938
4.79%, 03/08/23	25,000	24,880,700
4.94%, 04/10/23	17,600	17,434,875
ASB Bank Ltd.
5.04%, 08/11/23	20,000	19,476,480
5.08%, 09/12/23	15,000	14,539,960
AT&T Inc., 4.88%, 03/29/23	17,875	17,738,074

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Australia & New Zealand Banking Group Ltd., 4.96%, 06/08/23, (1 day SOFR + 0.660%)(a)(b)	$35,000	$35,056,569
Bank of Montreal, 2.80%, 05/12/23	12,000	11,934,497
Barton Capital SA
4.54%, 02/15/23	10,000	9,981,121
4.57%, 02/24/23	28,419	28,332,606
4.70%, 03/29/23	5,000	4,963,085
4.75%, 04/24/23	25,000	24,729,097
Bell Telephone Co. of Canada or Bell Canada, 4.59%, 02/13/23	5,398	5,389,070
BPCE SA
4.49%, 02/22/23	10,000	9,972,610
4.51%, 03/01/23	13,500	13,451,084
Brighthouse Financial Short Term Funding LLC
4.53%, 02/21/23	17,335	17,289,354
5.44%, 10/16/23	8,720	8,392,590
5.55%, 11/14/23	4,413	4,225,977
Brookfield BRP Holdings Canada Inc., 4.68%, 02/06/23	12,000	11,990,638
Brookfield Infrastructure Holdings Canada Inc.
4.87%, 03/14/23	20,000	19,887,067
4.90%, 03/21/23	20,428	20,292,785
Canadian Imperial Bank of Commerce, 4.97%, 06/05/23(b)	35,000	35,064,580
CDP Financial Inc.
5.04%, 08/10/23	25,000	24,349,141
5.08%, 09/07/23	10,000	9,700,335
CenterPoint Energy Resources Corp.
4.74%, 02/09/23	23,000	22,972,803
4.76%, 02/22/23	25,000	24,927,431
4.77%, 02/23/23	25,000	24,924,100
Citigroup Global Markets Inc., 4.78%, 04/11/23	30,000	29,723,908
Collateralized Commercial Paper V Co. LLC, 4.84%, 02/21/23, (1 day SOFR + 0.540%)(b)	28,200	28,205,527
Commonwealth Bank of Australia, 4.90%, 07/13/23, (1 day SOFR + 0.600%)(a)(b)	35,000	35,050,143
Credit Industriel et Commercial, 5.06%, 07/19/23	19,358	19,363,379
Credit Industriel et Commercial/New York
4.51%, 03/08/23	25,000	24,887,650
4.70%, 05/04/23	15,500	15,314,167
DNB Bank ASA
4.46%, 03/02/23	10,000	9,962,958
4.63%, 04/28/23	10,000	9,889,365
Dominion Energy Inc., 4.73%, 02/27/23	8,896	8,864,535
E.ON SE
4.60%, 02/03/23	12,940	12,935,044
4.77%, 02/24/23	9,895	9,863,633
Enbridge U.S. Inc., 4.77%, 02/02/23	20,000	19,994,707
Enel Finance America LLC, 5.16%, 03/20/23	17,600	17,479,757
Engie SA, 4.66%, 03/08/23	15,000	14,930,430
Evergy Kansas Central Inc., 4.57%, 02/02/23	14,350	14,346,359
Eversource Energy, 4.55%, 02/06/23.	23,452	23,434,239
Fidelity National Information Services Inc.
4.57%, 02/02/23	30,000	29,992,393
4.68%, 02/06/23	20,000	19,984,423
4.72%, 02/13/23	10,595	10,576,987
4.72%, 02/14/23	16,193	16,163,340
4.74%, 02/27/23	9,705	9,670,593
Fiserv Inc.
4.61%, 02/03/23	20,000	19,992,315
4.70%, 02/06/23	13,500	13,489,441
4.74%, 02/14/23	10,455	10,435,769
4.74%, 02/16/23	4,545	4,535,439
	Par
Security	(000)	Value

4.77%, 03/01/23	$35,000	$34,866,105
4.82%, 03/13/23	14,116	14,038,929
Glencove Funding LLC, 4.52%, 02/17/23	31,933	31,865,007
HSBC Bank PLC, 5.16%, 11/01/23, (1 day SOFR + 0.850%)(a)(b)	20,000	20,068,195
HSBC USA Inc.
5.24%, 08/14/23	15,000	14,586,031
5.27%, 09/07/23	20,000	19,379,135
5.32%, 10/17/23	29,412	28,327,958
Hyundai Capital America
4.76%, 02/21/23	20,140	20,084,231
4.76%, 02/22/23	9,090	9,063,614
4.78%, 02/27/23	9,881	9,845,710
4.78%, 02/28/23	25,000	24,907,347
4.81%, 03/07/23	15,000	14,930,190
ING U.S. Funding LLC
4.50%, 02/22/23	25,000	24,931,387
5.07%, 08/22/23	25,000	24,305,571
Kookmin Bank, 4.78%, 04/25/23	25,000	24,724,433
Korea Development Bank, 5.13%, 10/06/23	9,745	9,412,360
Korea Development Bank (The), 4.82%, 05/26/23	12,500	12,310,570
Korea Development Bank/New York NY, 4.45%, 02/06/23	7,500	7,494,445
La Fayette Asset Securitization LLC
4.31%, 02/01/23	13,666	13,664,365
4.36%, 02/03/23	16,304	16,298,075
Landesbank Baden-Wuerttemberg, 4.51%, 02/14/23	40,000	39,930,016
Liberty Street Funding LLC
4.50%, 02/14/23	20,000	19,965,023
4.57%, 02/28/23	10,000	9,964,596
Lime Funding LLC, 4.55%, 02/24/23	13,699	13,657,565
Lloyds Bank PLC, 4.47%, 02/07/23	21,250	21,231,530
LMA-Americas LLC
4.59%, 02/21/23	12,903	12,868,565
4.75%, 05/02/23	32,447	32,062,414
Mackinac Funding Co. LLC, 4.76%, 04/12/23	10,000	9,907,049
Macquarie Bank Ltd.
4.48%, 01/09/24, (1 day SOFR + 0.640%)(a)(b)	15,000	15,025,050
4.63%, 02/28/23, (1 day SOFR + 0.300%)(a)(b)	25,000	25,004,069
5.05%, 04/25/23, (1 day SOFR + 0.750%)(a)(b)	25,000	25,031,884
5.14%, 08/17/23	10,000	9,725,110
Marriott International Inc.
5.32%, 02/22/23	16,095	16,050,122
5.34%, 03/01/23	9,035	9,001,199
Mercedes-Benz Finance North America LLC
4.68%, 02/06/23	40,000	39,968,793
4.78%, 02/27/23	10,000	9,964,285
Mitsubishi HC Capital America Inc.
4.64%, 02/03/23	19,925	19,917,302
4.72%, 02/06/23	13,000	12,989,771
4.76%, 02/08/23	13,130	13,116,132
Mitsubishi HC Finance America LLC, 4.57%, 02/02/23	3,800	3,799,036
Mohawk Industries Inc., 4.57%, 02/02/23	7,600	7,598,072
Mondelez International Inc., 4.68%, 02/06/23	16,989	16,975,746
Mont Blanc Capital Corp., 4.73%, 04/20/23	7,895	7,813,901
National Australia Bank Ltd.
4.31%, 02/01/23	15,000	14,998,203
4.50%, 02/24/23	17,000	16,949,147
4.63%, 05/03/23(a)(b)	25,000	25,030,210
4.70%, 04/05/23, (1 day SOFR + 0.400%)(a)(b)	25,000	25,005,225
4.80%, 03/14/23, (1 day SOFR + 0.500%)(a)(b)	10,000	10,004,112

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

National Rural Utilities Cooperative Finance Corp., 4.49%, 02/16/23	$10,000	$9,980,062
NextEra Energy Capital Holdings Inc., 4.73%, 02/08/23	20,000	19,978,978
Nordea Bank Abp, 5.03%, 08/01/23, (1 day SOFR + 0.730%)(a)(b)	30,000	30,071,820
Norinchukin Bank, 4.70%, 02/24/23	25,000	25,002,011
Nutrien Ltd.
4.77%, 02/21/23	5,743	5,727,054
4.78%, 02/23/23	4,257	4,244,049
4.82%, 03/09/23	6,780	6,746,566
4.87%, 03/20/23	17,065	16,955,010
Penske Truck Leasing Co. LP, 4.78%, 02/07/23	25,000	24,976,764
Podium Funding Trust, 4.85%, 05/08/23	23,000	22,703,339
Pricoa Short Term Funding LLC
5.16%, 09/13/23	15,000	14,531,719
5.23%, 10/18/23	9,130	8,797,800
Pure Grove Funding, 5.35%, 01/08/24	20,000	19,032,330
Raytheon Technologies Corp., 4.68%, 02/06/23	34,500	34,473,084
Reckitt Benckiser Treasury Services PLC, 4.70%, 02/27/23	8,390	8,360,520
Salisbury Receivables Co. LLC, 4.34%, 02/02/23	30,000	29,992,765
Skandinaviska Enskilda Banken AB
4.68%, 04/05/23, (1 day SOFR + 0.380%)(a)(b)	25,000	25,007,500
5.02%, 06/01/23(a)(b)	35,000	35,060,465
5.05%, 08/02/23(a)(b)	17,500	17,543,693
Skandinaviska Enskilda Banken AB/New York NY, 4.82%, 04/12/23, (1 day SOFR + 0.510%)(b)	20,000	20,014,665
Spire Inc.
4.74%, 02/15/23	4,500	4,491,129
4.75%, 02/17/23	8,800	8,780,319
4.77%, 02/23/23	13,500	13,459,014
4.79%, 03/02/23	20,570	20,488,234
Suncorp-Metway Ltd.
4.97%, 04/17/23	15,228	15,069,864
5.43%, 07/31/23	15,000	14,601,725
Svenska Handelsbanken AB
4.50%, 02/27/23	30,000	29,899,132
4.51%, 03/06/23	25,000	24,893,986
5.05%, 07/28/23, (1 day SOFR + 0.750%)(a)(b)	25,000	25,060,721
TELUS Corp.
4.57%, 02/02/23	23,850	23,843,949
4.68%, 02/06/23	19,231	19,215,997
4.81%, 03/08/23	11,177	11,123,462
4.86%, 03/20/23	13,795	13,706,160
4.99%, 04/17/23	11,913	11,788,786
5.00%, 04/18/23	8,987	8,891,965
Toronto-Dominion Bank, 4.49%, 02/17/23	20,000	19,957,689
TransCanada PipeLines Ltd.
4.54%, 02/01/23	50,150	50,143,677
4.68%, 02/06/23	19,190	19,175,029
4.72%, 02/10/23	10,670	10,656,016
4.77%, 02/23/23	4,918	4,903,069
4.80%, 03/06/23	10,852	10,802,978
UBS AG/London, 4.97%, 09/26/23(a)(b)	10,000	10,009,973
Union Electric Co.
4.72%, 02/13/23	7,850	7,836,654
4.72%, 02/14/23	16,071	16,041,563
Victory Receivables Corp.
4.32%, 02/01/23	15,000	14,998,198
4.48%, 02/08/23	15,000	14,985,087
Virginia Electric and Power Co., 4.59%, 02/13/23	13,235	13,213,106
	Par
Security	(000)	Value

VW Credit Inc.
4.60%, 02/03/23	$13,740	$13,734,738
4.82%, 03/09/23	12,765	12,702,118
Waste Management Inc., 4.68%, 02/06/23	9,447	9,439,642
Westpac Banking Corp., 4.50%, 03/03/23	5,000	4,980,685

Total Commercial Paper — 42.5%
(Cost: $2,878,417,410)		2,877,571,675

Corporate Bonds & Notes

Aerospace & Defense — 0.2%
Lockheed Martin Corp., 4.95%, 10/15/25 (Call 09/15/25)(c)	6,195	6,290,807
Raytheon Technologies Corp., 3.65%, 08/16/23
(Call 07/16/23)	4,000	3,970,822
		10,261,629
Agriculture — 0.7%
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)(c)	10,165	9,715,809
3.50%, 04/22/25 (Call 04/22/23)(a)	6,825	6,643,294
4.88%, 10/10/25 (Call 09/10/25)(a)	14,235	14,324,906
Philip Morris International Inc., 5.13%, 11/15/24	16,000	16,111,965
		46,795,974
Auto Manufacturers — 4.6%
American Honda Finance Corp.
0.65%, 09/08/23(c)	20,000	19,487,554
0.75%, 08/09/24	3,235	3,048,829
0.88%, 07/07/23(c)	7,025	6,906,217
4.81%, 02/22/23, (3 mo. LIBOR US + 0.150%)(b)(c)	8,820	8,819,534
5.15%, 09/08/23, (3 mo. LIBOR US + 0.420%)(b)	5,790	5,798,413
BMW U.S. Capital LLC
0.75%, 08/12/24(a)	2,925	2,756,965
0.80%, 04/01/24(a)	3,350	3,199,386
4.51%, 08/12/24, (1 day SOFR + 0.380%)(a)(b)	19,960	19,820,337
4.84%, 04/01/24, (1 day SOFR + 0.530%)(a)(b)	15,615	15,565,403
Daimler Finance North America LLC
0.75%, 03/01/24(a)	26,690	25,506,004
1.75%, 03/10/23(a)(c)	13,184	13,142,567
Daimler Truck Finance North America LLC, 5.20%, 01/17/25	9,295	9,343,016
Daimler Trucks Finance North America LLC, 1.13%, 12/14/23(a)	4,000	3,866,420
Hyundai Capital America
0.80%, 04/03/23(a)	21,620	21,471,471
0.80%, 01/08/24(a)	3,000	2,878,618
2.38%, 02/10/23(a)	7,560	7,555,394
Hyundai Capital Services Inc., 0.75%, 09/15/23(a)	20,000	19,103,750
PACCAR Financial Corp.
0.80%, 06/08/23	2,760	2,722,211
3.15%, 06/13/24	8,865	8,701,533
Toyota Motor Credit Corp.
0.50%, 06/18/24	4,000	3,777,401
2.50%, 03/22/24	15,000	14,642,294
2.90%, 03/30/23(c)	10,000	9,973,509
3.65%, 08/18/25	13,145	12,855,006
4.40%, 09/20/24	15,000	14,928,421
4.51%, 02/13/23, (1 day SOFR + 0.200%)(b)(c)	22,277	22,276,053
4.58%, 09/13/24, (1 day SOFR + 0.290%)(b)	12,000	11,968,764
4.93%, 03/22/24, (1 day SOFR + 0.320%)(b)	10,000	10,023,090

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC, 5.21%, 06/07/24(a)(b)	$12,380	$12,368,574
		312,506,734
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	3,275	3,124,954

Banks — 13.1%
Australia & New Zealand Banking Group Ltd.
4.83%, 02/03/25	14,970	14,991,198
5.09%, 12/08/25	10,810	10,928,971
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(b)	8,200	8,029,276
3.89%, 05/24/24	15,800	15,566,390
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (1 day SOFR + 0.410%)(b)	18,580	18,244,645
Series 2025, 4.76%, 02/04/25 (Call 02/04/24), (1 day SOFR + 0.660%)(b)	15,000	14,900,373
Bank of New York Mellon Corp. (The), 3.43%, 06/13/25
(Call 06/13/24)(b)	16,100	15,825,970
Banque Federative du Credit Mutuel SA, 4.93%, 01/26/26(a)	17,400	17,386,670
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23(c)	4,500	4,463,841
Citigroup Inc., 4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(b)(c)	4,770	4,716,084
Commonwealth Bank of Australia, 5.08%, 01/10/25(c)	17,800	17,938,375
Cooperatieve Rabobank UA/NY, 3.88%, 08/22/24	16,800	16,598,925
Credit Suisse AG/New York NY
0.50%, 02/02/24	5,335	5,012,790
1.00%, 05/05/23	5,000	4,940,273
4.70%, 02/02/24, (1 day SOFR + 0.390%)(b)	15,000	14,665,830
4.73%, 07/10/23, (1 day SOFR + 0.420%)(b)	14,000	13,983,261
4.85%, 01/19/24, (1 day SOFR + 0.540%)(b)	10,000	9,962,913
Deutsche Bank AG/New York NY
4.16%, 05/13/25(c)	6,905	6,815,718
Series E, 0.96%, 11/08/23	20,815	20,183,102
Series E, 4.59%, 11/08/23, (1 day SOFR + 0.500%)(b)	16,220	16,171,255
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23	20,000	19,913,207
1.22%, 12/06/23 (Call 02/06/23)	12,000	11,629,855
HSBC Holdings PLC, 1.16%, 11/22/24 (Call 11/22/23), (1 day SOFR + 0.580%)(b)	6,995	6,744,297
JPMorgan Chase & Co.
0.70%, 03/16/24 (Call 03/16/23), (1 day SOFR + 0.580%)(b)	4,000	3,976,675
3.85%, 06/14/25 (Call 06/14/24)(b)(c)	16,100	15,818,250
4.88%, 03/16/24 (Call 03/16/23), (1 day SOFR + 0.580%)(b)(c)	20,000	20,004,140
KeyBank NA, 4.70%, 01/26/26	3,275	3,278,996
KeyBank NA/Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (1 day SOFR + 0.320%)(b)	10,000	9,798,068
4.15%, 08/08/25(c)	5,370	5,308,292
4.63%, 06/14/24 (Call 06/14/23), (1 day SOFR + 0.320%)(b)	15,565	15,525,076
Korea Development Bank (The), 5.02%, 02/18/23, (3 mo. LIBOR US + 0.350%)(b)	16,455	16,463,228
Macquarie Bank Ltd., 4.61%, 04/06/23, (1 day SOFR + 0.300%)(a)(b)	15,000	15,001,485
	Par
Security	(000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
4.79%, 07/18/25 (Call 07/18/24)(b)	$9,010	$8,963,286
5.06%, 09/12/25 (Call 09/12/24)(b)	15,675	15,655,833
Morgan Stanley
0.73%, 04/05/24 (Call 04/05/23), (1 day SOFR + 0.616%)(b)	30,000	29,739,957
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(b)	6,865	6,740,835
3.75%, 02/25/23	15,384	15,369,070
4.58%, 11/10/23 (Call 10/10/23), (1 day SOFR + 0.466%)(b)(c)	15,000	14,992,650
4.76%, 01/25/24 (Call 12/25/23), (1 day SOFR + 0.455%)(b)	10,000	9,990,190
4.93%, 01/24/25 (Call 01/24/24), (3 mo. LIBOR US + 0.140%)(b)	15,000	14,915,550
5.47%, 04/17/25 (Call 04/17/24), (1 day SOFR + 0.950%)(b)	10,000	10,025,540
MUFG Bank Ltd., 4.85%, 05/31/23(b)	25,000	25,024,819
National Australia Bank Ltd., 4.97%, 01/12/26	17,800	18,011,080
Nordea Bank Abp
1.00%, 06/09/23(a)	3,135	3,092,401
3.60%, 06/06/25(a)	10,665	10,365,835
4.75%, 09/22/25(a)	16,900	16,887,028
PNC Financial Services Group Inc. (The), 5.67%, 10/28/25
(Call 10/28/24)(b)	15,526	15,733,223
Societe Generale SA, 4.35%, 06/13/25(a)(c)	15,000	14,763,065
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	3,580	3,428,982
5.46%, 01/13/26	17,800	18,079,624
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(a)(c)	12,744	12,415,579
0.80%, 09/16/24(a)(c)	12,000	11,182,570
2.55%, 03/10/25(a)(c)	10,000	9,481,703
4.75%, 09/16/24, (1 day SOFR + 0.440%)(a)(b)	15,000	14,940,712
Svenska Handelsbanken AB
0.63%, 06/30/23(a)	6,310	6,198,959
3.65%, 06/10/25(a)(c)	15,900	15,484,643
Swedbank AB
0.60%, 09/25/23(a)(c)	14,500	14,076,020
1.30%, 06/02/23(a)	6,680	6,598,237
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	15,000	14,946,333
4.51%, 01/17/24 (Call 03/03/23), (1 day SOFR + 0.200%)(b)	45,000	44,884,109
UBS AG/London
0.38%, 06/01/23(a)(c)	4,440	4,372,460
0.45%, 02/09/24(a)	7,000	6,681,671
0.70%, 08/09/24(a)	4,330	4,062,139
1.38%, 01/13/25 (Call 12/13/24)(a)(c)	6,970	6,536,531
4.48%, 02/09/24, (1 day SOFR + 0.360%)(a)(b)	5,000	4,996,472
4.56%, 06/01/23, (1 day SOFR + 0.320%)(a)(b)	8,470	8,470,084
4.57%, 08/09/24, (1 day SOFR + 0.450%)(a)(b)	8,470	8,459,573
UBS Group AG, 4.49%, 08/05/25 (Call 08/05/24)(a)(b)(c)	8,810	8,724,376
Westpac Banking Corp.
1.02%, 11/18/24	3,550	3,331,103
4.47%, 11/18/24, (1 day SOFR + 0.300%)(b)	12,445	12,400,071
5.35%, 10/18/24	17,600	17,823,279
		882,633,021
Beverages — 0.8%
Coca-Cola Europacific Partners PLC, 0.50%, 05/05/23(a)(c)	52,207	51,615,595

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
PepsiCo Inc., 0.75%, 05/01/23	$1,615	$1,598,804
		53,214,399
Biotechnology — 0.2%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 02/13/23)	15,971	15,531,405

Chemicals — 0.5%
Ecolab Inc., 0.90%, 12/15/23 (Call 03/03/23)(c)	8,800	8,491,623
Linde Inc., 4.80%, 12/05/24	17,700	17,777,280
Sherwin-Williams Co. (The), 4.05%, 08/08/24(c)	7,310	7,226,870
		33,495,773
Cosmetics & Personal Care — 0.3%
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 03/24/24 (Call 03/24/23)	9,235	9,024,089
5.20%, 03/24/24 (Call 03/24/23)(b)	2,150	2,145,582
Unilever Capital Corp., 0.63%, 08/12/24 (Call 03/03/23)(c)	5,975	5,629,376
		16,799,047
Diversified Financial Services — 0.8%
American Express Co.
0.75%, 11/03/23(c)	10,000	9,717,234
3.38%, 05/03/24	7,600	7,469,193
4.29%, 11/03/23, (1 day SOFR + 0.230%)(b)	10,000	9,986,546
5.18%, 03/04/25 (Call 02/01/25), (1 day SOFR + 0.930%)(b)(c)	8,235	8,260,593
Capital One Financial Corp., 4.17%, 05/09/25
(Call 05/09/24)(b)	15,800	15,542,546
LSEGA Financing PLC, 0.65%, 04/06/24 (Call 03/06/24)(a)	3,895	3,688,824
		54,664,936
Electric — 3.7%
Dominion Energy Inc., Series D, 5.30%, 09/15/23
(Call 02/21/23), (3 mo. LIBOR US + 0.530%)(b)	30,560	30,597,559
Duke Energy Corp., 4.54%, 06/10/23, (1 day SOFR + 0.250%)(b)	14,765	14,749,382
Eversource Energy, 4.39%, 08/15/23, (1 day SOFR + 0.250%)(b)(c)	23,850	23,798,964
Florida Power & Light Co.
4.35%, 05/10/23 (Call 02/13/23), (1 day SOFR + 0.250%)(b)	11,020	11,008,758
4.69%, 01/12/24 (Call 02/13/23), (1 day SOFR + 0.250%)(b)(c)	8,240	8,221,140
National Rural Utilities Cooperative Finance Corp.
4.49%, 08/07/23, (1 day SOFR + 0.330%)(b)	16,150	16,142,892
Series D, 4.64%, 10/18/24, (1 day SOFR + 0.330%)(b)	5,000	4,941,104
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	6,888	6,867,023
2.94%, 03/21/24 (Call 03/03/23)(c)	15,000	14,695,163
4.26%, 09/01/24	10,000	9,914,118
4.46%, 11/03/23 (Call 03/03/23), (1 day SOFR + 0.400%)(b)	30,000	29,958,000
4.78%, 03/01/23, (1 day SOFR + 0.540%)(b)	9,305	9,305,265
PPL Electric Utilities Corp.
4.64%, 06/24/24 (Call 02/13/23), (1 day SOFR + 0.330%)(b)	8,065	7,971,472
4.97%, 09/28/23 (Call 02/13/23), (3 mo. LIBOR US + 0.250%)(b)	8,710	8,676,590
WEC Energy Group Inc.
0.55%, 09/15/23(c)	21,955	21,365,056
4.75%, 01/09/26 (Call 12/09/25)	10,000	10,024,068
5.00%, 09/27/25 (Call 08/27/25)	7,465	7,504,049
	Par
Security	(000)	Value

Electric (continued)
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)(c)	$8,520	$8,668,485
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	7,560	7,337,655
		251,746,743
Food — 1.2%
Hormel Foods Corp., 0.65%, 06/03/24 (Call 03/03/23)	12,125	11,498,291
Nestle Holdings Inc.
0.61%, 09/14/24 (Call 09/14/23)(a)	35,000	32,837,850
4.00%, 09/12/25(a)(c)	17,000	16,818,019
Walmart Inc., 3.90%, 09/09/25	20,000	19,893,794
		81,047,954
Gas — 0.7%
Atmos Energy Corp.
0.63%, 03/09/23 (Call 02/16/23)(c)	8,175	8,141,211
5.10%, 03/09/23 (Call 03/03/23),
(3 mo. LIBOR US + 0.380%)(b)(c)	23,770	23,768,719
CenterPoint Energy Resources Corp., 0.70%, 03/02/23(c)	15,935	15,885,328
		47,795,258
Health Care - Products — 0.9%
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 03/03/23)(c)	30,000	29,149,041
4.66%, 04/18/23 (Call 03/03/23), (1 day SOFR + 0.350%)(b)(c)	20,000	19,999,208
4.84%, 10/18/24 (Call 03/03/23), (1 day SOFR + 0.530%)(b)	9,215	9,191,398
		58,339,647
Health Care - Services — 1.0%
Roche Holdings Inc.
1.88%, 03/08/24(a)	15,000	14,543,054
4.49%, 03/05/24, (1 day SOFR + 0.240%)(a)(b)	5,370	5,358,112
4.62%, 09/11/23, (1 day SOFR + 0.240%)(a)(b)	15,000	15,000,897
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 02/13/23)	15,135	14,367,499
5.00%, 10/15/24	17,600	17,777,810
		67,047,372
Insurance — 2.7%
Athene Global Funding, 2.51%, 03/08/24(a)	10,000	9,645,164
Brighthouse Financial Global Funding
1.20%, 12/15/23(a)	17,000	16,389,340
4.51%, 02/24/23, (1 day SOFR + 0.310%)(a)(b)(c)	23,890	23,886,475
MassMutual Global Funding II
0.85%, 06/09/23(a)	8,328	8,212,584
4.15%, 08/26/25(a)	7,302	7,209,033
Metropolitan Life Global Funding I
0.55%, 06/07/24(a)(c)	3,590	3,382,318
4.63%, 01/07/24, (1 day SOFR + 0.320%)(a)(b)	27,000	26,938,339
5.00%, 01/06/26(c)	10,000	10,132,140
New York Life Global Funding
3.15%, 06/06/24(a)	8,400	8,224,176
3.60%, 08/05/25(a)(c)	16,500	16,077,107
4.68%, 06/06/24(a)(b)	9,130	9,136,727
Northwestern Mutual Global Funding, 4.00%, 07/01/25(a)	16,300	16,073,213
Principal Life Global Funding II
0.75%, 08/23/24(a)(c)	660	618,594
4.58%, 08/23/24, (1 day SOFR + 0.380%)(a)(b)	635	628,065
Protective Life Global Funding
0.63%, 10/13/23(a)(c)	4,820	4,676,216
4.86%, 03/31/23(a)(b)	9,525	9,524,393

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
5.37%, 01/06/26(a)(c)	$10,000	$10,183,942
		180,937,826
Internet — 0.8%
Amazon.com Inc.
0.25%, 05/12/23(c)	9,205	9,092,415
2.73%, 04/13/24	20,000	19,549,277
3.00%, 04/13/25	10,000	9,707,499
eBay Inc., 5.90%, 11/22/25 (Call 10/22/25)	17,600	18,179,550
		56,528,741
Machinery — 1.6%
Caterpillar Financial Services Corp.
0.95%, 01/10/24	20,000	19,289,397
4.41%, 05/17/24, (1 day SOFR + 0.245%)(b)	10,000	9,996,382
4.56%, 09/13/24, (1 day SOFR + 0.270%)(b)	15,620	15,578,607
John Deere Capital Corp.
0.90%, 01/10/24	3,605	3,475,291
3.40%, 06/06/25	10,390	10,141,997
4.43%, 07/10/23, (1 day SOFR + 0.120%)(b)(c)	7,330	7,322,968
4.51%, 10/11/24, (1 day SOFR + 0.200%)(b)(c)	14,290	14,215,035
4.80%, 01/09/26	17,800	18,030,842
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 02/13/23)	9,050	8,835,475
		106,885,994
Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV, 4.72%, 03/11/24, (1 day SOFR + 0.430%)(a)(b)(c)	18,980	18,975,836

Media — 0.0%
Comcast Corp., 5.25%, 11/07/25(c)	2,950	3,013,174

Oil & Gas — 0.8%
Chevron Corp., 1.14%, 05/11/23(c)	4,510	4,465,518
Chevron USA Inc., 4.85%, 08/11/23, (3 mo. LIBOR US + 0.200%)(b)(c)	37,065	37,058,711
ConocoPhillips Co., 2.13%, 03/08/24 (Call 03/03/23)	16,000	15,552,004
		57,076,233
Pharmaceuticals — 0.6%
AstraZeneca PLC, 0.30%, 05/26/23	24,000	23,660,894
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	17,000	16,466,911
		40,127,805
Pipelines — 1.0%
Enbridge Inc.
0.55%, 10/04/23(c)	5,380	5,219,783
2.15%, 02/16/24	5,530	5,365,974
4.56%, 02/17/23, (1 day SOFR + 0.400%)(b)	11,350	11,349,501
4.79%, 02/16/24, (1 day SOFR + 0.630%)(b)	10,125	10,089,610
Enterprise Products Operating LLC, 5.05%, 01/10/26	12,365	12,544,558
TransCanada PipeLines Ltd., 1.00%, 10/12/24
(Call 09/12/24)(c)	27,205	25,451,771
		70,021,197
Retail — 0.4%
Home Depot Inc. (The), 4.00%, 09/15/25 (Call 08/15/25)(c)	5,170	5,145,970
Lowe’s Companies Inc., 4.40%, 09/08/25(c)	11,510	11,459,452
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)(c)	1,263	1,260,673
Starbucks Corp., 4.55%, 02/14/24 (Call 02/14/23), (1 day SOFR + 0.420%)(b)	11,515	11,486,899
		29,352,994
Savings & Loans — 0.2%
Nationwide Building Society, 0.55%, 01/22/24(a)	16,520	15,795,527
	Par
Security	(000)	Value

Semiconductors — 0.7%
Analog Devices Inc., 4.56%, 10/01/24, (1 day SOFR + 0.250%)(b)	$15,330	$15,142,592
NVIDIA Corp.
0.31%, 06/15/23 (Call 03/03/23)	28,000	27,542,454
0.58%, 06/14/24 (Call 06/14/23)	5,305	5,026,304
		47,711,350
Software — 0.2%
Adobe Inc., 1.70%, 02/01/23	4,010	4,010,000
salesforce.com Inc., 0.63%, 07/15/24 (Call 03/03/23)	9,415	8,888,104
		12,898,104
Telecommunications — 0.7%
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	21,081	20,122,918
NTT Finance Corp.
0.58%, 03/01/24(a)	6,005	5,727,346
4.14%, 07/26/24(a)	2,830	2,798,291
Verizon Communications Inc.
0.75%, 03/22/24	3,580	3,417,813
4.81%, 03/22/24, (1 day SOFR + 0.500%)(b)	16,955	16,918,451
		48,984,819

Total Corporate Bonds & Notes — 38.8%
(Cost: $2,656,371,057)		2,623,314,446

Municipal Debt Obligations

Alabama — 0.1%
Alabama Federal Aid Highway Finance Authority RB, 0.45%, 09/01/23	3,545	3,452,465

California — 0.0%
Port of Oakland RB, 0.82%, 05/01/23	400	395,545

New York — 1.6%
Deutsche Bank Spears/Lifers Trust RB, 4.52%, 04/01/31
(Put 02/08/23)(a)(d)	51,500	51,500,000
Long Island Power Authority RB
0.36%, 03/01/23 Call	6,800	6,774,588
0.76%, 03/01/23 Call	1,290	1,285,681
Mizuho Floater/Residual Trust RB
VRDN, 4.09%, 02/01/23 (Put 02/01/23)(a)(d)	9,200	9,200,000
VRDN, 4.09%, 02/15/41 (Put 03/03/23)(a)(d)	4,726	4,726,192
VRDN, 4.24%, 03/01/31 Put (a)(d)	18,000	18,000,000
New York State Dormitory Authority RB, 2.01%, 03/15/23	1,765	1,758,861
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	12,570	12,375,379
Taxable Municipal Funding Trust RB
VRDN, 4.22%, 01/16/25 (Put 01/31/23)(a)(d)	1,085	1,085,000
VRDN, 4.22%, 09/01/30 (Put 05/01/25)(a)(d)	4,340	4,340,000
		111,045,701

Total Municipal Debt Obligations — 1.7%
(Cost $115,221,192)		114,893,711

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Repurchase Agreements(b)(e)

Bank of America Securities Inc., 4.64%, 02/01/23 (Purchased on 01/31/22 to be repurchased at $35,004,511, collateralized by U.S. Government Agency mortgage-backed security, 1.25% to 9.81%, due 11/25/23 to 09/25/48, par and fair value of $129,280,740 and $42,000,000, respectively)	$35,000	$35,000,000
Bank of America Securities Inc., 4.82%, 02/01/23 (Purchased on 01/31/23 to be repurchased at $7,000,937, collateralized by non-agency mortgage-backed security, 3.64%, due 10/25/59, par and fair value of $10,568,683 and $8,400,001, respectively)	7,000	7,000,000
BNP Paribas, 4.67%, 02/01/23 (Purchased on 01/31/23 to be repurchased at $20,002,594, collateralized by non-agency mortgage-backed security, 2.38% to 11.50%, due 06/15/23 to 03/15/42, par and fair value of $23,465,469 and $21,988,452, respectively)	20,000	20,000,000
Citigroup Global Markets Inc., 4.61%, 02/01/23 (Purchased on 01/31/23 to be repurchased at $9,001,153, collateralized by non-agency mortgage-backed security, 1.07% to 3.75%, due 07/25/62 to 07/25/68, par and fair value of $20,875,372 and $10,423,165, respectively)	9,000	9,000,000
Citigroup Global Markets Inc., 4.63%, 02/01/23 (Purchased on 01/31/23 to be repurchased at $12,001,543, collateralized by non-agency mortgage-backed security, 1.24% to 3.18%, due 05/25/51 to 07/25/68, par and fair value of $16,761,045 and $12,649,265, respectively)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 4.80%, 02/01/23 (Purchased on 01/31/23 to be repurchased at $17,002,267, collateralized by non-agency mortgage-backed security, 0.00% to 6.68%, due 11/25/30 to 02/15/68, par and fair value of $691,105,199 and $19,550,000, respectively)	17,000	17,000,000
Credit Suisse Securities (USA) LLC, 4.90%, 02/01/23 (Purchased on 01/31/23 to be repurchased at $16,002,178, collateralized by non-agency mortgage-backed security, 0.00% to 6.81%, due 04/17/31 to 12/27/60, par and fair value of $171,787,291 and $18,400,000, respectively)	16,000	16,000,000
Credit Suisse Securities (USA) LLC, 5.05%, 02/01/23 (Purchased on 01/31/23 to be repurchased at $16,002,244, collateralized by non-agency mortgage-backed security, 0.00% to 8.35%, due 01/25/26 to 06/15/61, par and fair value of $778,084,930 and $18,399,081, respectively)	16,000	16,000,000
Goldman Sachs & Co. LLC, 4.82%, 02/01/23 (Purchased on 01/31/23 to be repurchased at $60,008,033, collateralized by non-agency mortgage-backed security, 3.13% to 9.03%, due 12/15/23 to 12/31/79, par and fair value of $66,973,923 and $63,403,792, respectively)	60,000	60,000,000
	Par/
	Shares
Security	(000)	Value

Mizuho Securities USA Inc., 4.77%, 02/01/23 (Purchased on 01/31/23 to be repurchased at $6,000,795, collateralized by non-agency mortgage-backed security, 1.11%, due 10/31/28, par and fair value of $125,297,299 and $6,180,000, respectively)	$6,000	$6,000,000
Mizuho Securities USA Inc., 4.87%, 02/01/23 (Purchased on 01/31/23 to be repurchased at $30,004,058, collateralized by non-agency mortgage-backed security, 2.31% to 5.22%, due 07/25/49 to 11/20/51, par and fair value of $38,796,696 and $34,500,000, respectively)	30,000	30,000,000

Total Repurchase Agreements — 3.4%
(Cost: $228,000,000)		228,000,000

U.S. Government Obligations

U.S. Government Obligations — 0.2%
U.S. Treasury Note/Bond, 0.25%, 09/30/23	10,000	9,706,641

Total U.S. Government Obligations — 0.2%
(Cost: $9,996,052)		9,706,641

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	43,434	43,460,512

Total Money Market Funds — 0.6%
(Cost: $43,427,960)		43,460,512

Total Investments — 101.1%
(Cost: $6,873,953,222)		6,837,582,914

Liabilities in Excess of Other Assets — (1.1)%		(73,502,929)

Net Assets — 100.0%		$6,764,079,985

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of this security is on loan.

(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(e)	Maturity date represents next reset date.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,987,823	$—		$(13,570,242	)(a)	$8,598	$34,333	$43,460,512	43,434	$54,382	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	16,871		—
						$8,598	$34,333	$43,460,512		$71,253		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$161,567,333	$—	$161,567,333
Certificates of Deposit	—	779,068,596	—	779,068,596
Commercial Paper	—	2,877,571,675	—	2,877,571,675
Corporate Bonds & Notes	—	2,623,314,446	—	2,623,314,446
Municipal Debt Obligations	—	114,893,711	—	114,893,711
Repurchase Agreements	—	228,000,000	—	228,000,000
U.S. Government & Agency Obligations	—	9,706,641	—	9,706,641
Short-Term Securities
Money Market Funds	43,460,512	—	—	43,460,512
	$43,460,512	$6,794,122,402	$—	$6,837,582,914

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate